Fair Value Option	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Option
Fair value option

ASC 825 provides an option to elect fair value as an alternative measurement for selected financial assets, financial liabilities, unrecognized firm commitments and written loan commitments.

The following table presents the assets and liabilities, by type, of consolidated investment management funds recorded at fair value.

Assets and liabilities of consolidated investment management funds, at fair value
(in millions)	Dec. 31, 2013	Dec. 31, 2012
Assets of consolidated investment management funds:
Trading assets	$10,397	$10,961
Other assets	875	520
Total assets of consolidated investment management funds	$11,272	$11,481
Liabilities of consolidated investment management funds:
Trading liabilities	$10,085	$10,152
Other liabilities	46	29
Total liabilities of consolidated investment management funds	$10,131	$10,181

BNY Mellon values assets in consolidated CLOs using observable market prices observed from the secondary loan market. The returns to the note holders are solely dependent on the assets and accordingly equal the value of those assets. Mark-to-market valuation best reflects the limited interest BNY Mellon has in the economic performance of the consolidated CLOs. Changes in the values of assets and liabilities are reflected in the income statement as investment income of consolidated investment management funds.

We have elected the fair value option on $240 million of long-term debt in connection with ASC 810. The fair value of this long-term debt was $321 million at Dec. 31, 2013 compared with $345 million at Dec. 31, 2012. The long-term debt is valued using observable market inputs and is included in Level 2 of the ASC 820 hierarchy.

The following table presents the changes in fair value of the long-term debt included in foreign exchange and other trading revenue in the consolidated income statement.

Foreign exchange and other trading revenue	Year ended Dec. 31,

(in millions)	2013	2012
Changes in the fair value of long-term debt (a)	$24	$(19)

(a)	The change in fair value of the long-term debt is approximately offset by an economic hedge included in foreign exchange and other trading revenue.